Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	Ultimus Managers Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001545440
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	umt
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 25, 2022
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

March 25, 2022

WESTWOOD INCOME OPPORTUNITY FUND

TICKER SYMBOL: WWICX

C CLASS SHARES

A Series of Ultimus Managers Trust

Supplement to the Prospectus and Summary Prospectus

dated February 28, 2022

This supplement updates certain information in the Prospectus and Summary Prospectus for the C Class Shares of the Westwood Income Opportunity Fund (the “Fund”), a series of the Ultimus Managers Trust, as set forth below. For more information or to obtain a copy of the Fund’s Prospectus or Statement of Additional Information, free of charge, please visit the Fund’s website at www.westwoodfunds.com or call the Fund toll free at 1-877-FUND-WHG (1-877-386-3944).

The following changes are made in the Prospectus and the Summary Prospectus.

The following replaces, in its entirety, the table entitled “Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)” beginning on page 26 of the Prospectus and page 2 of the Summary Prospectus:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

C Class Shares
Management Fees	0.75%
Distribution (12b-1) Fees	1.00%
Other Expenses[1]	0.11%
Total Annual Fund Operating Expenses	1.86%
Less Fee Reductions and/or Expense Reimbursements[2]	(0.02)%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements[3]	1.84%

1	“Other Expenses” reflect estimated amounts for the current fiscal year as a result of the reorganization of the Westwood Income Opportunity Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”), into the Fund on November 1, 2021.
2	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for C Class Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.84% of the Fund’s C Class Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.
3	Prior to April 22, 2021, the expense cap was 1.90%. Therefore, “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights.

The following replaces, in its entirety, the section entitled “Example” on page 27 of the Prospectus and page 3 of the Summary Prospectus:

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the contractual agreement to limit expenses remains in effect until March 1, 2024.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$287	$581	$1,002	$2,176

You would pay the following expenses if you did not redeem your shares:

1 Year	3 Years	5 Years	10 Years
$187	$581	$1,002	$2,176

If you have any questions regarding the Funds, please call 1-877-FUND-WHG (1-877-386-3944).

Investors Should Retain this Supplement for Future Reference.

Westwood Income Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WESTWOOD INCOME OPPORTUNITY FUND
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2024
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the contractual agreement to limit expenses remains in effect until March 1, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Westwood Income Opportunity Fund | Westwood Income Opportunity Fund C Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WWICX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.86%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.84%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 287
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	581
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,002
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,176
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	187
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	581
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,002
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,176

[1]	“Other Expenses” reflect estimated amounts for the current fiscal year as a result of the reorganization of the Westwood Income Opportunity Fund, a series of The Advisors’ Inner Circle Fund (the “Predecessor Fund”), into the Fund on November 1, 2021.
[2]	Westwood Management Corp. (the “Adviser”) has contractually agreed to reduce fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses for C Class Shares (excluding interest, taxes, brokerage commissions, Rule 12b-1 distribution fees (if any), administrative servicing fees (if any), borrowing expenses such as dividend and interest expenses on securities sold short, Acquired Fund fees and expenses, costs to organize the Fund, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 0.84% of the Fund’s C Class Shares’ average daily net assets until March 1, 2024. In addition, the Adviser may receive from the Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the expense cap to recoup all or a portion of its prior fee reductions or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the expense cap (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This Agreement may be terminated: (i) by the Board of Trustees (the “Board”) of Ultimus Managers Trust (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on March 1, 2024. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.
[3]	Prior to April 22, 2021, the expense cap was 1.90%. Therefore, “Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements” will not correlate to the ratio of expenses to the average net assets in the Fund’s Financial Highlights.